Long-Term Investment (Details) - TWD ($) $ in Thousands		12 Months Ended
	Aug. 16, 2024	Dec. 31, 2024
EZ Intelligent Technology CO., LTD [Member]
Long-Term Investment [Line Items]
Provision for investment impairment		$ 15,300
EZ Intelligent Technology CO., LTD [Member]
Long-Term Investment [Line Items]
Shares acquire (in Shares)	2,386,119	900,000
Shares acquire percentage	36.04%
Payment for shares acquired	$ 40,564
Payment for shares acquired	$ 40,564	$ 15,300